Marketable securities (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Marketable securities held
Marketable securities held by the Company are equity securities considered to be available-for-sale securities. The following tables summarize the carrying values of the marketable securities in the balance sheet:

	As at December 31, 2014
(In US$ millions)	Original cost	Cumulative unrealized fair value gains/(losses)	Cumulative other than temporary impairments	Carrying value
Petromena	—	—	—	—
Sapura Kencana	373	(48)	—	325
Seadrill Partners - Common Units	821	(395)	—	426
Total	1,194	(443)	—	751

	As at December 31, 2013
(In US$ millions)	Original cost	Cumulative unrealized fair value gains/(losses)	Cumulative other than temporary impairments	Carrying value
Petromena	20	—	(16)	4
Sapura Kencana	539	539	—	1,078
Total	559	539	(16)	1,082

Marketable securities and changes in carrying value
The following table summarizes the gross realized gains and losses from purchases and sales of marketable securities during the years presented:

	Year ended December 31, 2014
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Petromena	6	—	—	—	10	—	—
Sapura Kencana	—	—	—	(456)	297	—	131
Seadrill Partners - Common Units	—	—	—	(395)	—	821	—

	Year ended December 31, 2013
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Petromena	—	—	—	—	—	—	—
Sapura Kencana	—	—	333	—	—	416	—

	Year ended December 31, 2012
(In US$ millions)	Gross realized gains	Gross realized losses	Gross Unrealized gains	Gross Unrealized losses	Gross proceeds from sales	Recognition and purchases	Gain/(loss) reclassified into income
Other	—	(19)	—	—	—	—	(1)
Sapura Kencana	—	—	205	—	197	237	(84)